Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit before tax	€ 165,673	€ 96,279	€ 54,714
Adjustments:
Depreciation and impairment of property, plant and equipment	42,676	41,363	35,719
Amortization of intangible assets and Right of Use	13,706	12,740	10,498
Allowance for doubtful accounts	(1,291)	341	3,506
Net finance expense/ (income)	(1,239)	4,885	4,660
Share of profit or loss of associated companies	(547)
(Gain)/Loss from the disposal of non current assets	(579)
Change in other provisions and in employee benefits	(7,130)	(9,072)	(8,759)
Other non-cash expenses, net	(3,382)	(388)	470
Working capital changes:
- inventories and contract assets	(31,204)	(15,603)	(42,674)
- trade receivables and other assets	(54,765)	(3,631)	5,867
- trade payables, contract liabilities, advances and other liabilities	44,337	52,412	11,835
Interest paid	(4,388)	(5,368)	(4,711)
Interest received	624	684	635
Income tax paid	(29,155)	(18,986)	(29,188)
Cash Flow from operating activities	133,336	155,656	42,572
Cash Flow from investing activities
Purchase of property, plant and equipment	(107,691)	(89,565)	(68,092)
Proceeds from sale of property plant and equipment	1,169	15	199
Purchase of intangible assets	(5,489)	(6,439)	(5,814)
Proceeds from sale of associated companies	14,812
Investment in financial assets	773	(100)	(631)
Net cash flows used in investing activities	(96,426)	(96,089)	(74,338)
Cash Flow from financing activities
Net proceeds from IPO	380,090
Acquisition of non-controlling interests		(539)
Payment of financial payables for shares acquisition	(8,221)
Dividends paid	(11,200)	(8,900)	(6,170)
Payment of principal portion of lease liabilities	(6,498)	(5,906)	(4,741)
Proceed from loans	8,050	51,911	102,251
Repayments of loans	(121,729)	(63,083)	(49,170)
Decrease in other current financial activities	14,355
Net cash flows from/(used in) financing activities	254,847	(26,517)	42,170
Net change in cash and cash equivalents	291,757	33,050	10,404
Net foreign exchange difference	3,683	(2,837)	463
Cash and cash equivalents at Beginning Balance	115,599	85,386	74,519
Cash and cash equivalents at Ending Balance	€ 411,039	€ 115,599	€ 85,386